Trust Agreement (Narrative) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Brokerage fees		7.00%
Net capital investments		$ 100,000
Percent of gross offering proceeds, exceeded by amounts paid to selling agents on Series 1 units		9.50%
Rebate amount		$ 560,036	$ 627,923	$ 745,218
Profit share percentage		20.00%
Series 2 Unitholders [Member]
Custodial fee	0.25%
Series 2 And 3 Unitholders [Member]
Management fee	2.00%
Series 3 Unitholders [Member]
Management fee		1.75%
Series 4 Unitholders [Member]
Management fee	0.00%
Series 5 Unitholders [Member]
Management fee		2.50%